Shareholders' equity - Components of Regulatory Capital Ratio (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	$ 18,032	$ 18,746
Other Tier 1 capital:	22,856	23,485
Average assets for Tier 1 leverage ratio	396,643	430,102
Total leverage exposure for SLR	336,049	354,033
Common shareholders’ equity
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	35,896	38,196
Goodwill and intangible assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(17,210)	(18,649)
Net pension fund assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(317)	(400)
Embedded goodwill
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(279)	(300)
Deferred tax assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(56)	(55)
Other
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(2)	(46)
Other Tier 1 capital:	(14)	(99)
Tier 2 capital:	(11)	(11)
Preferred stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Other Tier 1 capital:	4,838	4,838
Subordinated debt
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,248	1,248
Allowance for credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	291	250
Standardized Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,528	1,487
Total capital:	24,384	24,972
Risk-weighted assets:	159,096	167,608
Excess of expected credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	50	0
Advanced Approaches
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,287	1,237
Total capital:	24,143	24,722
Risk-weighted assets:	161,672	165,067
Advanced Approaches | Credit Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	90,243	98,310
Advanced Approaches | Market Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	2,979	3,069
Advanced Approaches | Operational Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	$ 68,450	$ 63,688